Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets

8. Goodwill and Intangible Assets

Goodwill

The following table presents goodwill by segment as of December 31, 2013 and 2012 and changes in the carrying amount of goodwill (in thousands):

	Premises	Credentials	Identity	All Other	Total
Balance at December 31, 2011	$21,895	$10,866	$8,947	$17,336	$59,044
Goodwill acquired during the period	—	—	—	12,958	12,958
Goodwill measurement period adjustment	—	—	—	297	297
Goodwill impairment during the period	(4)	(9,787)	(7,236)	(10,057)	(27,084)
Currency translation adjustment	—	—	(17)	72	55
Balance at December 31, 2012	21,891	1,079	1,694	20,606	45,270
Goodwill impairment during the period	(14,108)	(942)	(523)	(11,686)	(27,259)
Goodwill written off related to divested businesses	—	—	—	(7,966)	(7,966)
Currency translation adjustment	—	(137)	37	356	256
Less: Goodwill of discontinued operations	—	—	—	1,310	1,310
Balance at December 31, 2013	$7,783	$—	$1,208	$—	$8,991

The gross amount of goodwill as of December 31, 2013 and 2012 was $72.4 million and $72.4 million, respectively and accumulated goodwill impairment was $54.3 million and $27.1 million, respectively. The goodwill balance as of December 31, 2012 included $20.6 million related to goodwill of discontinued operations as disclosed in Note 2,Discontinued Operations. During the year ended December 31, 2013, the Company wrote off goodwill of $8.0 million related to divested businesses which existed at the time of sale of these subsidiaries. During the year ended December 31, 2012, the Company recorded goodwill of $13.0 million in connection with its acquisition of payment solution. In addition, the Company adjusted goodwill by $0.3 million in connection with its acquisitions of payment solution as a measurement period adjustment during the year ended December 31, 2012. Of the total goodwill, a certain amount is designated in a currency other than U. S. dollars and is adjusted each reporting period for the change in foreign exchange rates between the balance sheet dates.

In accordance with its accounting policy and ASC 350, the Company tests its goodwill and any other intangibles with indefinite lives annually for impairment and assesses whether there are any indicators of impairment on an interim basis. The Company performs interim goodwill impairment reviews between its annual reviews if certain events and circumstances have occurred, including a deterioration in general economic conditions, an increased competitive environment, a change in management, key personnel, strategy or customers, negative or declining cash flows, or a decline in actual or planned revenue or earnings compared with actual and projected results of relevant prior periods. The Company believes the methodology that it uses to review impairment of goodwill, which includes a significant amount of judgment and estimates, provides it with a reasonable basis to determine whether impairment has occurred. However, many of the factors employed in determining whether its goodwill is impaired are outside of its control and it is reasonably likely that assumptions and estimates will change in future periods. These changes could result in future impairments.

The Company performed its annual impairment test for all reporting units on December 1, 2013 and 2012 and concluded that there was no impairment to goodwill during the year ended December 31, 2013 and 2012, other than the impairment identified in its interim assessment during the third quarter of 2013 and second quarter of 2012, as described below.

The Company calculates the fair value of its reporting units using a combination of the market and income approaches and in doing so relies in part upon an independent third-party valuation report. Prior to its goodwill impairment test, the Company first tests its long-lived assets for impairment and adjusts the carrying value of each asset group to its fair value and records the associated impairment charge in its consolidated statements of operations. The Company then performs its analysis of goodwill impairment using a two-step method as required by ASC 350. The first step of the impairment test compares the fair value of each reporting unit to its carrying value, including the goodwill related to the respective reporting units. The market approach of fair value calculation estimates the fair value of a business based on a comparison of the Company to comparable firms in similar lines of business that are publicly traded or which are part of a public or private transaction. The income approach requires estimates of expected revenue, gross margin and operating expenses in order to discount the sum of future cash flows using each particular reporting unit’s weighted average cost of capital. The Company’s growth estimates are based on historical data and internal estimates developed as part of its long-term planning process. The Company tests the reasonableness of the inputs and outcomes of its discounted cash flow analysis by comparing these items to available market data. The second step of the impairment test compares the implied fair value of goodwill to the carrying value of goodwill. The implied fair value of goodwill value is determined, in the same manner as the amount of goodwill recognized in a business combination, to assess the level of goodwill impairment, if any. During the second step, management estimates the fair value of the Company’s tangible and intangible net assets. Intangible assets are identified and valued for each reporting unit for which the second step is performed. The difference between the estimated fair value of each reporting unit and the sum of the fair value of the identified net assets results in the implied value of goodwill. If the carrying value of goodwill exceeds the implied fair value of goodwill, an impairment loss is recognized equal to that excess. Both in 2013 and 2012, when the impairment test was performed, the Company had six reporting units. These reporting units include Hirsch, ID Solutions, payment solution, idOnDemand, ID Infrastructure and Transponders.

2013 Interim Impairment Test

During the third quarter of fiscal 2013, the Company began a strategic review of certain under-performing business units for potential divestiture and to simplify the Company’s operations and market focus, and as a consequence revised its forecasted revenue, gross margin and operating profit for future periods. In addition, the Company noted certain other indicators of impairment, including a change in management following the appointment of a new chief executive officer, a sustained decline in its stock price, and as a result of the U.S. Government budget sequester continued reduced performance in certain reporting units. Based on its reduced forecast and the indicators of impairment noted above, the Company performed an interim goodwill impairment analysis as part of its quarterly close as of September 30, 2013. Based on the results of step one of the goodwill impairment analysis, it was determined that the Company’s net adjusted carrying value exceeded its estimated fair value for the Hirsch, ID Solutions, payment solution and idOnDemand reporting units. As a result, the Company proceeded to the second step of the goodwill impairment test for these four reporting units to determine the implied fair value of goodwill to calculate the impairment loss, if any.

Based on the results of step two of the goodwill impairment analysis, the Company concluded that the carrying value of goodwill for the Hirsch, ID Solutions, payment solution and idOnDemand reporting units was impaired and recorded an impairment charge of $27.3 million in its consolidated statements of operations during the year ended December 31, 2013, of which $22.6 million was recorded during the three months ended September 30, 2013 and $4.7 million was recorded during the three months ended December 31, 2013. Of the total impairment charge of $27.3 million, $15.6 million is related to continuing operations as disclosed in the consolidated statements of operations for the year ended December 31, 2013 and $11.7 million is related to the divested businesses and has been included within the results of discontinued operations in its consolidated statements of operations.

2012 Interim Impairment Test

During the second quarter of 2012, the Company experienced a significant decline in its stock price, resulting in the Company’s market capitalization falling significantly below its net book value, and the Company’s demand outlook deteriorated due to macroeconomic uncertainty and associated softness in demand for the Company’s offerings. These factors were considered indicators of potential impairment, and as a result, the Company performed an interim goodwill impairment analysis as part of its quarterly close as of June 30, 2012. The interim impairment of goodwill was primarily triggered due to a decline in the Company’s market capitalization that occurred after the filing of its 2012 first fiscal quarter Form 10-Q and, to a lesser extent, a decrease in the forecasted future cash flows used in the income approach. Based on the results of step one of the goodwill impairment analysis, it was determined that the Company’s net adjusted carrying value exceeded its estimated fair value for the ID Solutions, idOnDemand and Transponder reporting units. As a result, the Company proceeded to the second step of the impairment test for these three reporting units to determine impairment loss, if any.

Based on the results of step two of the goodwill impairment analysis, the Company concluded that the carrying value of goodwill for the idOnDemand, Transponder and ID Solutions reporting units was impaired and recorded an impairment charge of $27.1 million in its consolidated statements of operations during the year ended December 31, 2012, of which $21.4 million was recorded during the three months ended June 30, 2012, $5.0 million was recorded during the three months ended September 30, 2012 and $0.7 million was recorded during the three months ended December 31, 2012. Of the total impairment charge of $27.1 million, $17.0 million is related to continuing operations as disclosed in the consolidated statements of operations for the year ended December 31, 2012 and $10.1 million is related to the divested businesses and has been included within the results of discontinued operations in its consolidated statements of operations.

Future impairment indicators, including further declines in the Company’s market capitalization or changes in forecasted future cash flows, could require additional impairment charges. In December 2013 and February 2014, two of the four reporting units in the Identity Management segment, ID Solutions and payment solution, were sold. Commencing in 2014, the Company has four reporting units and four reportable segments as discussed in Note 12, Segment Reporting, Geographic Information and Major Customers. These reporting units include Hirsch which is the component of the Premises segment, ID Infrastructure and idOnDemand, which are the two components of the Identity segment, and Transponders, which is the component of the Credentials segment.

Intangible Assets

The following table summarizes the gross carrying amount and accumulated amortization for the intangible assets resulting from acquisitions:

	Order Backlog	Trade Secrets	Patents	Existing Technology	Customer Relationship	Trade Name	Total
Amortization period	0.25 - 1 year	1 – 2 years	12 years	6 – 15 years	4 – 15 years	1 - 10 years and Indefinite	Total
Cost:
Balance at December 31, 2011	$948	$300	$790	$8,170	$24,795	$9,367	$44,370
Acquired as a part of payment solution acquisition	344	—	—	2,023	1,323	542	4,232
Impairment of intangible assets	(1,018)	(300)	(790)	(5,489)	(15,210)	(9,294)	(32,101)
Currency translation adjustment	3	—	—	(104)	(176)	(45)	(322)
Balance at December 31, 2012	$277	$—	$—	$4,600	$10,732	$570	$16,179
Impairment of intangible assets	(277)	—	—	—	—	—	(277)
Currency translation adjustment	2	—	—	—	15	—	17
Balance at December 31, 2013	$2	$—	$—	$4,600	$10,747	$570	$15,919
Accumulated Amortization:
Balance at December 31, 2011	$(948)	$(120)	$(44)	$(1,295)	$(5,924)	$(38)	$(8,369)
Amortization expense	(72)	(90)	(33)	(695)	(2,055)	(332)	(3,277)
Impairment of intangible assets	959	210	77	865	5,118	87	7,316
Currency translation adjustment	(10)	—	—	—	45	(2)	33
Balance at December 31, 2012	$(71)	$—	$—	$(1,125)	$(2,816)	$(285)	$(4,297)
Amortization expense	(59)	—	—	(341)	(865)	(285)	(1,550)
Impairment of intangible assets	130	—	—	—	—	—	130
Currency translation adjustment	(2)	—	—	—	(16)	—	(18)
Balance at December 31, 2013	$(2)	$—	$—	$(1,466)	$(3,697)	$(570)	$(5,735)
Intangible Assets, net at December 31, 2013	$—	$—	$—	$3,134	$7,050	$—	$10,184
Intangible Assets, net at December 31, 2012	$206	$—	$—	$3,475	$7,916	$285	$11,882

The balance of intangible assets, net as of December 31, 2012 included $0.2 million related to intangible assets of discontinued operations as disclosed in Note 2, Discontinued Operations, above. Of the total intangible assets, certain acquired intangible assets are designated in a currency other than U.S. dollars and are adjusted each reporting period for the change in foreign exchange rates between the balance sheet dates. Each period the Company evaluates the estimated remaining useful life of purchased intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization and adjusts the useful life, as appropriate and amortization is prospectively adjusted over the remaining useful live. Intangible assets subject to amortization are amortized over their useful lives as shown in the table above. The Company evaluated its amortizable intangible assets for impairment at the end of each reporting periods and concluded that no indicators of impairment existed, other than during the periods mentioned below.

2013 Impairment Test

As noted above, the Company began a strategic review of certain under-performing business units for potential divestiture during the third quarter of fiscal 2013. As a consequence, the Company performed an impairment analysis for intangible assets in accordance with its accounting policy for reviewing long-lived assets for impairment. As a result of this analysis, the Company identified that backlog is impaired and recorded an impairment charge in its consolidated statements of operations of $0.2 million during the year ended December 31, 2013. This impairment charge is related to the divested businesses and has been included within the results of discontinued operations in its consolidated statements of operations. The Company expects to recover the remaining balance of identified intangible assets of $10.2 million as of December 31, 2013.

2012 Impairment Test

As noted above, the Company performed an interim goodwill impairment analysis as of June 30, 2012 and in conjunction also performed an impairment analysis for intangible assets in accordance with its accounting policy for reviewing long-lived assets for impairment. Management determined the estimated undiscounted cash flows and the fair value of the identified intangible assets to measure the impairment loss and in doing so relied in part upon an independent third-party valuation report. The impairment analysis for intangible assets indicated that some of the identified intangible assets are not recoverable as the sum of its estimated future undiscounted cash flows were below the asset’s carrying value. Accordingly, the Company estimated the fair value of these identified intangible assets using a discounted cash flow analysis to measure the impairment loss. The discounted cash flow analysis requires estimates such as expected revenue, gross margin and operating expenses, in order to discount the sum of future independent cash flows using discount rates which were determined based on an analysis of each individual identified intangible asset group and consideration of the aggregate business of the Company. The discount rates used in the present value calculations were in the range of 16% to 20%, except for one asset group where it was 50%. The discount rates were derived from a weighted average cost of capital (“WACC”) analysis, adjusted to reflect additional risks related to each asset’s characteristics. The Company tested the reasonableness of the inputs and outcomes of its discounted cash flow analysis by comparing these items to available market data.

As a result of this analysis, the Company concluded that certain of its intangible assets were impaired and recorded an impairment charge in its consolidated statements of operations of $24.8 million during the year ended December 31, 2012, of which $23.9 million was recorded during the three months ended June 30, 2012 and $0.9 million was recorded during the three months ended September 30, 2012. Of the total impairment charge of $24.8 million, $13.4 million is related to continuing operations as disclosed in the consolidated statements of operations for the year ended December 31, 2012 and $11.4 million is related to the divested businesses and has been included within the results of discontinued operations in its consolidated statements of operations.

The following table illustrates the amortization expense included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousand):

	Year ending December 31,
	2013	2012	2011
Cost of revenue	$342	$672	$802
Selling and marketing	1,150	1,644	1,698
Total	$1,492	$2,316	$2,500

The estimated future amortization expense of purchased intangible assets with definite lives for the next five years is as follows (in thousands):

December 31, 2013:
2014	$1,455
2015	1,455
2016	1,455
2017	1,455
2018	1,455
Thereafter	2,909
Total	$10,184